CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction between related parties [line items]
Impairment of royalty interests		$ 0.0	$ 0.0
Agreement To Acquire Prepaid Gold Interest
Disclosure of transaction between related parties [line items]
Percentage of dividends distributed by counterparty that is used as an input to calculate the fair value of the gold interest	2.00%